Financial risk management	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Financial risk management

5. Financial risk management

5.1. Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative financial instruments.

Certain Company’s operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Excluding derivative financial instruments, fair value is basically determined using the discounted cash flow method.

The amounts recorded under current assets and liabilities are either highly liquid or mature within twelve months, as such their carrying value approximates their fair value.

5.2. Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company’s policies in respect to transactions with financial instruments, which have been approved by the Board of Directors, are as follows: (i) Investment Policy which provides guidelines in respect to Company’s investment of cash, considering the counterparty risk, the nature of instruments and liquidity, among others; (ii) Derivative financial instrument policy which provides guidelines to manage the Company’s exposures to currency risk, interest rate and index risks, and agricultural commodities price risk, always linking the derivative financial instrument to the asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or the Derivative financial instrument Policy including hedge against future cash flows with respect to future production of commodities.

a)	Cash and cash equivalents, marketable securities, trade accounts receivable, receivable from sale of farms, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b)	Loans, financing and debentures. The book value of loans, financing and debentures, denominated in reais have its interest rates either fixed or based on the variation of IPCA (Broad National Consumer Price Index) and CDI and exchange rate and approximates their fair value.

5.3. Analysis of exposure to financial asset and liability risks

a)	Currency risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b)	Interest rate and index risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the interest rates or indices which increase financial expenses related to certain contracts for the acquisition of farms, indexed by inflation, such as the IPCA.

c)	Agricultural commodities price risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the market prices of agricultural products.

5.4. Objectives and strategies of risk management and of use of derivative financial instruments

The Executive Board is responsible for managing financial risks, and evaluates the Company’s exposure to foreign currency risk, interest rate and index risk and agricultural commodities price risk with respect to assets, liabilities and transactions of the Company. Considering the exposure to such risks, Company management evaluates the convenience, cost and availability in the market of derivative financial instruments which allow the Company to mitigate such risks. After such assessment, the Executive Board decides whether to enter into the transaction within the parameters previously approved in the Policies referred to above and reports it in the Board of Directors’ meetings.

5.5. Risks related to each operating strategy

The use of derivative financial instruments as an economic hedge reduce the risks of changes in cash flows arising from risks such as foreign currency, interest rate and price index and agricultural commodities prices.

However, the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as, among others, differences between the contract dates, the maturity and settlement dates, or differences in “spreads” on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps. In the case of the derivative financial instruments strategy to hedge recognized assets and liabilities, management believes that the derivative financial instruments present a high degree of protection with respect to the changes in the assets and liabilities being hedged.

In the case of the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

In the case of exposure to exchange rates, there is a risk that the volume of U.S. dollars sold through forward contracts will be higher than the volume to which the Company is exposed. In such case, foreign exchange rates risk continues to exist in the same proportion as the mismatch, which could result from a reduction in the expected yield of a certain commodity or in a reduction in prices denominated in foreign currencies.

5.6. Restrictions related to the use of derivative financial instruments

Additionally, the Company is subjected to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded in the stock exchanges market or from prime first-tier financial institutions or “trading” companies. The Company understands that, at the balance sheet date, there are no indications of collectability risk with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main restrictions by the Company’s policy are as follows:

●	establishment of policies defined by the Board of Directors;

●	prohibition to enter into derivative financial instruments that have not been approved by the Executive Officers;

●	maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments contracts;

●	daily risk report with the consolidated position provided to a company comprising the Executive Officers and designated members of the Board of Directors;

●	monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and

●	the fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted.

5.7. Impact of derivative financial instruments on the statement of income

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

5.8. Estimate of fair value of derivative financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on the quoted prices at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties.

The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

●	Derivative financial instruments of agricultural commodities - The fair value is obtained by using various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).
●	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument the conditions for variation in foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities which is being hedged or, in the case of derivative financial instruments related to transactions not recorded in the balance sheet, in the fair value of the contracted derivatives.

The sensitivity analysis shows the impact from the changes in the market variables on the afore mentioned financial instruments of the Company, considering all other market indicators comprised. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates five distinct scenarios that differ due to the intensity of variation in relation to the current market. At June 30, 2022, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

The preparation of the probable scenario took into consideration the market prices of each one of the reference assets of derivative financial instruments held by the Company at year end. Since all these assets are traded in competitive and open markets, the current market price is a meaningful reference for the expected price of these assets. Accordingly, since the current market price was the reference for the calculation of both book value and the Probable Scenario, it resulted in no mathematical difference.

The assumptions and scenarios are as follows:

							2022
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I -25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	02/14/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/24/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/27/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/28/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	06/30/2023	166.88	125.16	83.44	208.60	250.32
Soybean	R$/bag	CBOT	04/28/2023	167.49	125.62	83.75	209.36	251.24

Cotton	R$/arroba	CBOT	11/11/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/16/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/14/2023	143.34	107.51	71.67	179.18	215.01

Corn	R$/bag	OTC/Stock Exchange	09/15/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	03/15/2023	94.63	70.97	47.32	118.29	141.95
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	86.96	65.22	43.48	108.70	130.44

Ethanol	R$/m3	CBOT	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	CBOT	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	CBOT	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	CBOT	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	CBOT	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	CBOT	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	CBOT	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	CBOT	02/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	03/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	04/05/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00
Ethanol	R$/m3	OTC/Stock Exchange	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	OTC/Stock Exchange	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	OTC/Stock Exchange	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	09/05/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	OTC/Stock Exchange	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	OTC/Stock Exchange	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	OTC/Stock Exchange	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	OTC/Stock Exchange	01/31/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	02/28/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	03/31/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00

Fed cattle	R$/bag	OTC/Stock Exchange	10/31/2022	334.85	251.14	167.43	418.56	502.28

USD	-	-	07/26/2022	5.26	3.95	2.63	6.58	7.89
USD	-	-	07/28/2022	5.27	3.95	2.63	6.58	7.90
USD	-	-	10/31/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	11/23/2022	5.42	4.07	2.71	6.78	8.14
USD	-	-	01/30/2023	5.52	4.14	2.76	6.90	8.28
USD	-	-	05/31/2023	5.66	4.25	2.83	7.08	8.50
USD	-	-	06/30/2023	5.70	4.28	2.85	7.13	8.55
USD	-	-	07/31/2023	5.74	4.31	2.87	7.18	8.61
USD	-	-	11/30/2023	5.88	4.41	2.94	7.35	8.82

Interest	-	-	08/15/2023	13.70%	10.28%	6.85%	17.13%	20.55%
Interest	-	-	04/17/2028	12.74%	9.55%	6.37%	15.92%	19.11%

							2021
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I -25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	08/13/2021	157.71	118.28	78.86	197.14	236.57
Soybean	R$/bag	CBOT	10/22/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	10/26/2021	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	11/12/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	12/27/2021	154.37	115.78	77.19	192.96	231.56
Soybean	R$/bag	CBOT	02/18/2022	151.39	113.54	75.70	189.24	227.09
Soybean	R$/bag	CBOT	06/24/2022	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	06/28/2022	150.37	112.78	75.19	187.96	225.56

Cotton	R$/arroba	CBOT	11/12/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	12/08/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	11/16/2022	128.65	96.49	64.33	160.81	192.98

Corn	R$/bag	CBOT	08/27/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	CBOT	08/31/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	80.27	60.20	40.14	100.34	120.41
Corn	R$/bag	OTC/Stock Exchange	09/15/2021	91.50	68.63	45.75	114.38	137.25
Corn	R$/bag	OTC/Stock Exchange	09/15/2022	80.27	60.20	40.14	100.34	120.41

Ethanol	R$/m3	OTC/Stock Exchange	07/30/2021	2,850.00	2,137.50	1,425.00	3,562.50	4,275.00
Ethanol	R$/m3	OTC/Stock Exchange	08/31/2021	2,865.00	2,148.75	1,432.50	3,581.25	4,297.50
Ethanol	R$/m3	OTC/Stock Exchange	09/30/2021	2,867.50	2,150.63	1,433.75	3,584.38	4,301.25

Fed cattle	R$/bag	OTC/Stock Exchange	10/29/2021	318.00	238.50	159.00	397.50	477.00

USD	-	-	07/05/2021	5.04	3.78	2.52	6.30	7.56
USD	-	-	07/15/2021	5.05	3.79	2.52	6.31	7.57
USD	-	-	07/27/2021	5.06	3.79	2.53	6.32	7.58
USD	-	-	08/26/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/30/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/31/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	09/28/2021	5.11	3.83	2.55	6.38	7.66
USD	-	-	11/16/2021	5.15	3.86	2.57	6.44	7.72
USD	-	-	11/17/2021	5.15	3.86	2.58	6.44	7.73
USD	-	-	03/31/2022	5.28	3.96	2.64	6.59	7.91
USD	-	-	05/10/2022	5.32	3.99	2.66	6.65	7.98
USD	-	-	05/25/2022	5.33	4.00	2.67	6.67	8.00
USD	-	-	06/27/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/28/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/30/2022	5.37	4.03	2.69	6.71	8.06
USD	-	-	07/26/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	07/28/2022	5.40	4.05	2.70	6.75	8.10
USD	-	-	11/23/2022	5.52	4.14	2.76	6.90	8.28
USD	-	-	01/30/2023	5.59	4.19	2.80	6.99	8.39
USD	-	-	05/30/2023	5.73	4.30	2.87	7.16	8.60
USD	-	-	06/30/2023	5.76	4.32	2.88	7.20	8.65
USD	-	-	07/31/2023	5.80	4.35	2.90	7.25	8.70
USD	-	-	03/01/2024	6.04	4.53	3.02	7.55	9.06
USD	-	-	04/30/2024	6.11	4.58	3.05	7.63	9.16

Interest	-	-	11/23/2021	6.04%	4.53%	3.02%	7.55%	9.06%
Interest	-	-	08/15/2023	7.66%	5.75%	3.83%	9.58%	11.49%

This sensitivity analysis aims to measure the impact of variable market changes on the aforementioned financial instruments of the Company, considering all other market indicators remain unchanged. Estimated amounts below can significantly differ from amount eventually settled.

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index disclosure were used for the rates used in the “probable scenario”.

		Consolidated				Scenario I -			Scenario I - Possible			Scenario II - Remote			Scenario III - Possible			Scenario IV - Remote
(*)annual		At June 30, 2022				Probable			Decrease			Decrease			Increase			Increase
average rates		Balance	Notional/			Balance			Balance	-25%		Balance	-50%		Balance	-25%		Balance	-50%
Operation	Risk	(R$)	Position	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate		(R$)	Rate

Short-term investments	CDI	397,001	-	13.15%		(2,501)	13.78%		(13,697)	10.34%		(27,353)	6.89%		13,697	17.23%		27,353	20.67%
Marketable securities	CDI	19,580	-	13.15%		(123)	13.78%		(675)	10.34%		(1,351)	6.89%		675	17.23%		1,351	20.67%
Marketable securities	SELIC	2,485	-	13.15%		(16)	13.78%		(86)	10.34%		(173)	6.89%		86	17.23%		173	20.67%
Marketable securities	IPCA	92,385	-	11.07%		(196)	11.28%		(2,670)	8.46%		(5,214)	5.64%		2,607	14.10%		5,214	16.92%
Cash - USD	USD	24,291	4,637	5.24		(2,155)	5.70		(6,612)	4.28		(13,222)	2.85		6,612	7.13		13,222	8.56
Total cash, cash equivalents		535,742	4,637			(4,991)			(23,677)			(47,313)			23,677			47,313

Financing in Paraguay	USD	(16,760)	(3,200)	5.24		(7,799)	5.70		23,900	4.28		47,801	2.85		(23,900)	7.13		(47,801)	8.56
Financing in Bolivia	USD	(10,840)	(2,069)	5.24		(5,044)	5.70		15.458	4.28		30,912	2.85		(15,458)	7.13		(30,912)	8.56
Debentures	CDI	(336,389)	-	13.15%		(2,119)	13.78%		11,605	10.34%		23,177	6.89%		(11,605)	17.23%		(23,177)	20.67%
Total financing (b)		(363,989)	(5,269)			(14,962)			50,963			101,890			(50,963)			(101,890)

Araucária V	Soybean bags	27,917	201,600	155.57		-	155.57		(6.979)	116.68		(13,959)	77.78		6,979	194.46		13,959	233.35
Jatobá II	Soybean bags	147,852	1,047,598	173.37		-	173.37		(36,963)	130.03		(73,926)	86.69		36,963	216.72		73,926	260.06
Jatobá III	Soybean bags	56,332	24,259	173.37		-	173.37		(14,083)	130.03		(28,166)	86.69		14,083	216.72		28,166	260.06
Jatobá IV	Soybean bags	14,243	108,000	168.85		-	168.85		(3,561)	126.64		(7,122)	84.42		3,561	211.06		7,122	253.27
Jatobá V	Soybean bags	40,597	300,000	174.98		-	174.98		(10,149)	131.23		(20,299)	87.49		10,149	218.72		20,299	262.46
Jatobá VI	Soybean bags	39,439	108,000	168.85		-	168.85		(9,860)	126.64		(19,720)	84.42		9,860	211.06		19,720	253.27
Alto Taquari II	Soybean bags	2,174	14,726	164.90		-	164.90		(544)	123.68		(1,087)	82.45		544	206.13		1,087	247.36
Alto Taquari III	Soybean bags	10,735	79,478	166.17		-	166.17		(2,864)	124.63		(5,368)	83.09		2,684	207.71		5,368	249.26
Alto Taquari IV	Soybean bags	137,261	1,110,703	167.62		-	167.62		(34,315)	125.72		(68,631)	83.81		34,315	209.53		68,631	251.43
Rio do Meio I	Soybean bags	73,619	586,165	181.88		-	181.88		(18,405)	136.41		(36,810)	90.94		18,405	227.35		36,810	272.81
Total receivables from farms (b)		550,169	3,580,529			-			(137,543)			(275,088)			137,543			275,088

Derivative operations	Grains	(10,683)	(2,176,933)		(a)	(10,684)		(a)	141,369		(a)	62,346		(a)	(88,995)		(a)	(167,423)		(a)
Derivative operations	USD	1,281	(40,550)		(a)	1,282		(a)	175,704		(a)	78,123		(a)	(102,081)		(a)	(203,858)		(a)
Derivative operations	Cattle (@)	-	(27,720)		(a)	-		(a)	4,988		(a)	2,530		(a)	(2,387)		(a)	(4,846)		(a)
Derivative operations	Cotton (lbs)	(636)	(2,000,000)		(a)	(636)		(a)	2,583		(a)	1,035		(a)	(1,959)		(a)	(3,411)		(a)
Derivative operations	Ethanol (M^3)	3,077	(30,930)		(a)	3,077		(a)	31,724		(a)	18,113		(a)	(18,185)		(a)	(42,569)		(a)
Derivative operations	Swap (BRL)	(1,619)	141,323		(a)	(1,619)		(a)	6,782		(a)	2,916		(a)	(7,820)		(a)	(14,091)		(a)
Margin - LFT Socopa and XP	SELIC	33,001	-	13.15%		(208)	13.78%		(1,135)	10.34%		(2,277)	6.89%		1,139	17.23%		2,274	20.67%
Total derivatives (a)		24,421				(8,788)			362,015			162,786			(220,288)			(433,924)

Cresca, net	USD	(1,642)	(313)	5.24		(143)	5.70		446	4.28		893	2.85		(446)	7.13		(8893)	8.56
Cresud, net	USD	(312)	(60)	5.24		(30)	5.70		86	4.28		171	2.85		(86)	7.13		(171)	8.56
Helmir, net	USD	(5,518)	(1,053)	5.24		(488)	5.70		1,501	4.28		3,003	2.85		(1,501)	7.13		(3,003)	8.56
Total related parties		(7,472)	(1,426)			(661)			2,033			4,067			(2,033)			(4,067)

Serra Grande Farm	Soybean bags	(8,159)	54,000	151.20		-	151.20		2,040	113.40		4,080	75.60		(2,040)	189.00		(4,080)	226.80
Total Acquisitions payable		(8,159)	54,000			-			2,040			4,080			(2,040)			(4,080)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

b)	Credit risk

Credit risk refers to the risk of the noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed arises from the possibility of not recovering the amounts receivable from the sale of sugarcane, grains, and from the leasing of land.

To reduce credit risk in commercial transactions, the Company adopts the practice of defining credit limits in which it analyzes factors such as: the counterparty’s history, history of its business, commercial references and Credit Protection Institution (Serasa). The Company also constantly monitors the outstanding balances.

Currently, management does not expect losses due to the default of its counterparties and has no significant exposure to any individual counterparty.

c)	Liquidity risk

The table below presents the Company’s financial liabilities by maturity based on the remaining period from the balance sheet date to the contractual maturity due date. The Contract Value is an undiscounted cash flows until the due date that differ from the Book Value which is based on discounted cash flows at the date of the financial statements. When the amount payable is not fixed, the amount shown is determined with reference to the conditions existing at the end of the year.

	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2022
Derivative financial instruments	7	39,336	39,336	34,064	2,878	2,394	-
Lease payables	15	137,434	247,412	35,801	59,130	64,473	88,008
Trade payable	16	80,426	80,426	80,426	-	-	-
Loans, financing and debentures	17	453,041	648,267	137,919	48,666	323,929	137,753
Other liabilities	19	41,248	41,248	28,846	-	-	-
Transactions with related parties	30	7,472	7,472	-	7,472	-	12,402

At June 30, 2021
Derivative financial instruments	7	50,539	50,539	48,574	645	1,320	-
Lease payables	15	101,772	129,384	33,461	43,901	35,542	16,480
Trade payable	16	75,224	75,224	75,224	-	-	-
Loans, financing and debentures	17	663,181	974,670	344,827	131,037	357,822	140,984
Other liabilities	19	52,428	52,428	45,133	7,295	-	-
Transactions with related parties	30	8,087	8,087	5,568	2,519	-	-

5.9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividend paid to stockholders, return capital to stockholders or, also, issue new shares or sell assets to reduce, for example, debt.

Consistent with others in the industry, the Company monitors capital based on the leverage ratio. This ratio is calculated as net debt divided by total equity. Net debt is calculated as total loans, financing and debentures (including “current and noncurrent loans and financing” as shown in the Consolidated statement of financial position), acquisitions payable and derivatives less cash and cash equivalents.

The following table demonstrates the financial debts.

	2022	2021
Total derivatives (Note 7)	(24,421)	14,001
Loans, financing and debentures (Note 17)	453,041	663,181
Total acquisitions payable (Note 19)	41,248	52,428
	469,868	729,610
Less: cash and cash equivalents (Note 6.1)	(435,493)	(1,059,107)
Less: marketable securities (Notes 6.2)	(114,450)	(10,455)
	(549,943)	(1,069,562)
Net debt (net cash)	(80,075)	(339,952)
Total equity	2,216,048	2,182,601

5.10. Fair value hierarchy

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

						June 30, 2022
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	184,260	184,260	-	184,260	-
Non-current
Transactions with related parties	30	1,839	1,839	-	1,839	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	397,001	397,001	397,001	-	-
Marketable securities	6.2	94,870	94,870	94,870	-	-
Receivables from sale of farm, net	8.1	183,342	183,342	-	-	183,342
Derivative financial instruments (b)	7	61,013	61,013	49,124	11,889	-
Noncurrent
Marketable securities	6.2	19,580	19,580	19,580	-	-
Receivables from sale of farm, net	8.1	373,954	373,954	-	-	373,954
Derivative financial instruments (b)	7	2,744	2,744	690	2,054	-

Non-financial assets measured at fair value
Current
Biological assets	10	264,976	264,976	-	9,711	255,265
Noncurrent
Biological assets	10	57,906	57,906	-	57,906	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	946,778	3,308,718	-	-	3,308,718
Total		2,588,263	4,950,203	561,265	267,659	4,121,279

Financial liabilities measured at amortized cost
Current
Trade payables	16	80,426	80,426	-	80,426	-
Loans, financing and debentures (a)	17	123,411	92,651	-	92,651	-
Noncurrent
Transactions with related parties	30	7,472	7,472	-	7,472	-
Loans, financing and debentures (a)	17	329,630	323,608	-	323,608	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	34,064	34,064	25,055	9,009	-
Lease payable	15	18,581	18,581	-	18,581	-
Accounts payable for acquisition of Serra Grande Farm	19	28,846	28,846	10,221	2,402	16,223
Noncurrent
Derivative financial instruments (b)	7	5,272	5,272	-	3,270	2,002
Lease payable	15	230,570	230,570	-	230,570	-
Accounts payable for acquisition of Serra Grande Farm	19	12,402	12,402	1,928	1,811	8,663
Total		870,674	833,892	37,204	769,800	26,888

						June 30, 2021
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	84,950	84,950	-	84,950	-
Transactions with related parties	30	488	488	-	488	-
Non-current
Transactions with related parties	30	2,680	2,680	-	2,680	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	1,000,892	1,000,892	1,000,892	-	-
Receivables from sale of farm, net	8.1	77,540	77,540	-	-	77,540
Derivative financial instruments (b)	7	32,657	32,657	17,047	15,610	-
Noncurrent
Marketable securities	6.2	10,455	10,455	10,455	-	-
Receivables from sale of farm, net	8.1	324,937	324,937	-	-	324,937
Derivative financial instruments (b)	7	3,881	3,881	36	3,845	-

Non-financial assets measured at fair value
Current
Biological assets	10	210,489	210,489	-	11,727	198,762
Noncurrent
Biological assets	10	34,585	34,585	-	34,585	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	952,109	3,443,849	-	-	3,443,849
Total		2,735,663	5,227,403	1,028,430	153,885	4,045,088

Financial liabilities measured at amortized cost
Current
Trade payables	16	75,224	75,224	-	75,224	-
Loans, financing and debentures (a)	17	322,046	322,046	-	322,046	-
Transactions with related parties	30	5,568	5,568	-	5,568	-
Noncurrent
Transactions with related parties	30	2,519	2,519	-	2,519	-
Loans, financing and debentures (a)	17	341,135	341,135	-	341,135	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	48,574	48,574	45,368	3,206	-
Lease payable	15	30,545	30,545	-	30,545	-
Accounts payable for acquisition of Serra Grande Farm	19	37,796	37,796	20,510	16,506	780
Noncurrent
Derivative financial instruments (b)	7	1,965	1,965	314	1,651	-
Lease payable	15	168,450	168,450	-	168,450	-
Accounts payable for acquisition of Serra Grande Farm	19	7,295	7,295	-	-	7,295
Total		1,041,117	1,041,117	66,192	966,850	8,075

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2022, are as follows. The significant non-observable inputs used in the measurement of the fair value of biological assets and investment properties are disclosed in Notes 10 and 11, respectively:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	(0.15) – 0.55 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$7,541. An increase or decrease of 1.4% in the receivables from the farm.
Payables related to the acquisition of Serra Grande Farm	Discounted cash flow	Premium (or Basis)	(0.15) – 0.55 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$120. An increase or decrease of 1.5% in payables for the farm.